CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows related to operating activities
Income from continuing operations	$ 717.3	$ 649.8	$ 936.1
Adjustments for:
Depreciation of property, plant and equipment	558.1	570.1	562.5
Amortization of intangible assets	95.0	88.7	84.5
Amortization of right-of-use assets	32.5	32.5	30.3
Loss on valuation and translation of financial instruments	0.6	0.7	3.1
Impairment of assets	15.3	12.9
Gain on sale of spectrum licences			(330.9)
Loss on debt refinancing			5.2
Amortization of financing fees and long-term debt discount	5.1	4.3	4.3
Deferred income taxes	84.2	20.8	142.4
Other	4.7	3.2	7.5
Cash flows before non-cash balances	1,512.8	1,383.0	1,445.0
Net change in non-cash balances related to operating activities	(197.5)	145.1	(155.9)
Cash flows provided by continuing operating activities	1,315.3	1,528.1	1,289.1
Cash flows related to investing activities
Additions to property, plant and equipment	(476.8)	(513.2)	(567.6)
Additions to intangible assets	(468.1)	(190.2)	(132.3)
Proceeds from disposals of assets	4.1	5.6	619.9
Business acquisition		1.3
Business acquisition			(5.6)
Business disposals	100.7
Acquisition of preferred shares from an affiliated corporation		(1,595.0)
Loan to the parent corporation		342.0	(342.0)
Cash flows used in continuing investing activities	(840.1)	(1,949.5)	(427.6)
Cash flows related to financing activities
Net change in bank indebtedness	(1.2)	8.3	(10.1)
Net change under revolving facility	(649.1)	736.5	(209.3)
Issuance of long-term debt, net of financing fees	790.7		794.6
Repayment of long-term debt		(5.4)	(321.0)
Repayment of lease liabilities	(35.9)	(34.9)	(30.2)
Settlement of hedging contracts			18.3
Issuance of common shares	153.3
Dividends	(266.0)	(113.0)	(295.0)
Reduction in paid-up capital	(465.0)	(2,588.1)
Issuance of a loan from the parent corporation		1,595.0
Other		(0.2)
Cash flows used in continuing financing activities	(473.2)	(401.8)	(52.7)
Net change in cash and cash equivalents from continuing operations	2.0	(823.2)	808.8
Cash flows (used in) provided by discontinued operations	(0.7)	8.5	6.0
Cash and cash equivalents at the beginning of the year	1.1	815.8	1.0
Cash and cash equivalents at the end of the year	2.4	1.1	815.8
Changes in non-cash balances related to operating activities (excluding the effect of business acquisitions and disposals)
Accounts receivable	1.6	(6.0)	(8.7)
Contract assets	(16.4)	(21.2)	(27.8)
Amounts receivable from and payable to affiliated corporations	16.5	(20.1)	(16.2)
Inventories	(11.9)	2.6	(3.5)
Accounts payable, accrued charges and provisions	16.2	41.6	(25.6)
Income taxes	(135.7)	151.1	(58.9)
Deferred revenues	(9.8)	(1.3)	(2.9)
Defined benefit plans	(23.6)	0.8	(2.6)
Other	(34.4)	(2.4)	(9.7)
Net change in non-cash balances related to operating activities	(197.5)	145.1	(155.9)
Interest and taxes reflected as operating activities
Cash interest payments	193.0	188.5	161.2
Cash income tax payments (net of refunds)	$ 227.7	$ 1.6	$ 56.6